Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets
Intangible Assets

5. Intangible Assets

The following tables summarize the gross carrying values of intangible assets less accumulated amortization as of December 31, 2012 and 2011, and the useful lives assigned to each asset.

	As of December 31, 2012
	Gross carrying value	Accumulated amortization	Net book value	Approximate useful life (years)
	(in thousands)
Frequent flyer program—marketing relationships	$119,900	$(119,900)	$—	7.5
Favorable aircraft and engine leases	32,710	(32,710)	—	7(*)
Favorable aircraft maintenance contracts	18,200	(9,833)	8,367	14(*)
Frequent flyer program—customer relations	12,200	(8,372)	3,828	11
Hawaiian Airlines trade name	13,000	—	13,000	Indefinite
Operating certificates	3,660	(2,275)	1,385	12

Total intangible assets	$199,670	$(173,090)	$26,580

	As of December 31, 2011
	Gross carrying value	Accumulated amortization	Net book value
	(in thousands)
Frequent flyer program—marketing relationships	$119,900	$(105,228)	$14,672
Favorable aircraft and engine leases	32,710	(31,255)	1,455
Favorable aircraft maintenance contracts	18,200	(8,576)	9,624
Frequent flyer program—customer relations	12,200	(7,268)	4,932
Hawaiian Airlines trade name	13,000	—	13,000
Operating certificates	3,660	(1,975)	1,685

Total intangible assets	$199,670	$(154,302)	$45,368

(*)
Weighted average is based on the gross carrying values and estimated useful lives as of June 2, 2005 (the date Hawaiian emerged from bankruptcy). The useful lives ranged from sixteen for a favorable aircraft lease to six for a favorable aircraft maintenance contract.

Amortization expense related to the above intangible assets was $18.8 million, $23.4 million, and $23.5 million for the years ended December 31, 2012, 2011, and 2010, respectively. Amortization of the favorable aircraft and engine leases and the favorable aircraft maintenance contracts are included in aircraft rent and maintenance materials and repairs, respectively, in the accompanying Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010. The estimated future amortization expense as of December 31, 2012 of the intangible assets subject to amortization is as follows (in thousands):

2013	$2,640
2014	2,640
2015	2,640
2016	2,052
2017	1,421
Thereafter	2,187

$13,580